COMMITMENTS AND CONTINGENCIES (Details) - Over-allotment option - shares	Mar. 03, 2022	Mar. 01, 2022
COMMITMENTS AND CONTINGENCIES
Granted term	45 days
Number of units sold	1,050,000	1,050,000